Impairments - Narrative (Details) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2024 kr / $	Mar. 31, 2024 kr / €	Mar. 31, 2024 $ / £	Dec. 31, 2024 USD ($) kr / $	Dec. 31, 2024 USD ($) kr / €	Dec. 31, 2024 USD ($) $ / £	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment recognized							$ 151	$ 1,261	$ (2,505)
Average foreign exchange rate	8.5	10.0	1.35	10.0	11.5	1.30
Base discount rate applied in value in use calculations							5.50%	5.00%
Percentage of estimated decline in commodity prices				30.00%	30.00%	30.00%	30.00%
Estimated impairment loss due to decline in commodity prices				$ 6,000	$ 6,000	$ 6,000	$ 6,000
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent							5.50%
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent							6.50%
Renewables | USA - offshore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment recognized							$ 50	$ 300	0
E&P Norway
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment recognized							64	$ 588	(819)
Pre-tax discount rate								24.00%
E&P USA | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate								6.00%
MMP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment recognized							$ (158)	$ 343	$ (895)
Pre-tax discount rate								7.00%